Taxation	6 Months Ended
Jun. 30, 2026
Income taxes paid (refund) [abstract]
Taxation	Taxation

	Six months	Six months
	ended	ended
	June	June
	2026	2025
		Revised (1)
US Dollar millions	Unaudited	Unaudited

Current taxation (1)
Current year (1)	941	430
Prior year over provision	(12)	(9)
	929	421

Deferred taxation
Current year	21	5
Change in estimate	1	—
Prior year under provision	—	1
Change in corporate tax rate (2)	4	—
	26	6
	955	427
(1)Refer to revision note 1.2.
(2)The change in the corporate tax rate is due to various concession agreements expiring at a future date resulting in tax rates changing from concession rate to statutory rate.
Income tax uncertainties
The Group is subject to examination by tax authorities in the respective jurisdictions of operation, which give rise to tax litigation and disputes resulting in uncertain tax positions. The Group assesses these uncertain tax positions to determine if a provision is required by applying the appropriate accounting requirements, benchmarking to similar recent outcomes and, in some cases, advice from independent experts. The economic outflow from these uncertain tax matters within the Group have been assessed as remote except for those disclosed in note 11.
Organisation for Economic Co-operation and Development (OECD) Pillar Two model rules
The Group is within the scope of the OECD Pillar Two model rules as the Pillar Two legislation was enacted on 11 July 2023 in the UK, the jurisdiction in which the Group’s parent company is incorporated, and came into effect from 1 January 2024. The Group applies the exception to recognising and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes, as provided in the amendments to IAS 12 “Income Taxes” (IAS 12) issued in May 2023.
Under the Pillar Two legislation, the Group is liable to pay a top-up tax for the difference between its Pillar Two effective tax rate per jurisdiction and the 15% minimum rate. The Group recognised an estimated current tax expense related to Pillar Two for 2026 of $nil
(2025: $nil).